23. Loans and Financing (Details 4) - Covenant	12 Months Ended
Dec. 31, 2017
DisclosureOfFinancialCovenantsLineItems [Line Items]
Company name	Copel GeT
Contract	BNDES Finem No. 820989.1 - Mauá
Financial index	EBITDA / Net financial results
Limit	greater than or equal to 1.3
Company name	Copel GeT
Contract	Banco do Brasil No. 21/02000-0 - Mauá
Financial index	EBITDA / Net financial results
Limit	greater than or equal to 1.3
Company name	Copel GeT
Contract	3rd issue of Promissory Notes
Financial index	Consolidated net debt / Consolidated EBITDA
Limit	less than or equal to 3.5
Company name	Copel GeT
Contract	3rd issue of Promissory Notes
Financial index	Debt service coverage ratio
Limit	greater than or equal to 1.5
Company name	Copel DIS
Contract	BNDES Finem No. 14205611
Financial index	Financial indebtedness / adjusted EBITIDA
Limit	less than or equal to 5.0
Company name	Santa Maria
Contract	BNDES Finem No. 14212711
Financial index	Debt service coverage ratio
Limit	greater than or equal to 1.3
Company name	Santa Helena
Contract	BNDES Finem No. 14212721
Financial index	Debt service coverage ratio
Limit	greater than or equal to 1.3
Company name	São Bento Energia, Investimento e Participações
Contract	BNDES Assignment Agreement
Financial index	Debt service coverage ratio
Limit	greater than or equal to 1.3
Company name	GE Boa Vista S.A.
Contract	BNDES Finem No. 11211531
Financial index	Debt service coverage ratio
Limit	greater than or equal to 1.3
Company name	GE Farol S.A.
Contract	BNDES Finem No. 11211521
Financial index	Debt service coverage ratio
Limit	greater than or equal to 1.3
Company name	GE Olho D´Água S.A.
Contract	BNDES Finem No. 11211551
Financial index	Debt service coverage ratio
Limit	greater than or equal to 1.3
Company name	GE São Bento do Norte S.A.
Contract	BNDES Finem No. 11211541
Financial index	Debt service coverage ratio
Limit	greater than or equal to 1.3